Summary of significant accounting policies	12 Months Ended
Mar. 31, 2018
Accounting Policies [Abstract]
Summary of significant accounting policies

2. Summary of significant accounting policies

(a) Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and are presented in Indian rupees (“INR”), unless otherwise stated. The consolidated financial statements include the accounts of APGL and companies which are directly or indirectly controlled by APGL. All intercompany accounts and transactions have been eliminated upon consolidation. Certain balances relating to prior years have been reclassified to conform to the current year presentation.

All share and per share amounts presented in the consolidated financial statements have been adjusted to reflect the 16-for-1 stock split of the Company’s equity shares that was effective on October 6, 2016.

(b) Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues, costs, expenses and comprehensive loss that are reported and disclosed in the consolidated financial statements and accompanying notes. These estimates are based on management’s best knowledge of current events, historical experience, actions the Company may undertake in the future and on various other assumptions that are believed to be prudent and reasonable under the circumstances. Significant estimates and assumptions are used for, but not limited to impairment and useful lives of property, plant and equipment, determination of asset retirement obligations, valuation of derivative instruments, valuation of sharebased compensation, income taxes including related valuation allowance, energy kilowatts expected to be generated over the entire term of certain PPAs and other contingencies and commitments. Although these estimates are based upon management’s best knowledge of current events and actions, actual results could differ from these estimates, and such differences may be material to the consolidated financial statements.

(c) Foreign currency translation and transactions

The functional currency of APGL is the United States Dollar (“US$”) and reporting currency is Indian rupees (“INR”). The Company’s subsidiaries with operations in India use INR as the functional currency and the subsidiaries in the United States and Mauritius use US$ as functional currencies. The financial statements of APGL and its subsidiaries, other than subsidiaries with a functional currency of INR, are translated into INR using the exchange rate as of the balance sheet date for assets and liabilities, historical exchange rates for equity transactions and average exchange rate for the year for income and expense items. Translation gains and losses are recorded in accumulated other comprehensive income or loss as a component of shareholders’ equity.

In the financial statements of the Company’s subsidiaries, transactions in currencies other than the functional currency are measured and recorded in the functional currency using the exchange rate in effect at the date of the transaction. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the functional currency are translated into the functional currency using the exchange rate at the balance sheet date. All gains and losses arising from foreign currency transactions are recorded in the determination of net income or loss/ (gain) during the year in which they occur.

Revenue, expense and cash flow items are translated using the average exchange rates for the respective period. The resulting gains and losses from such translation are excluded from the determination of earnings and are recognized instead in accumulated other comprehensive loss, which is a separate component of shareholders’ equity.

Realized and unrealized foreign currency transaction gains and losses, arising from exchange rate fluctuations on balances denominated in currencies other than the functional currency of an entity, such as those resulting from the Company’s borrowings in other than functional currency is included in ‘(Gain)/loss on foreign currency exchange, net’ in the consolidated statements of operations.

(d) Convenience translation

Translation of balances in the consolidated balance sheets and the consolidated statements of operations, comprehensive loss, shareholders’ equity/(deficit) and cash flows from INR into US$, as of and for the year ended March 31, 2018 are solely for the convenience of the readers and were calculated at the rate of US$1.00 = INR 65.11, the noon buying rate in New York City for cable transfers in non U.S. currencies, as certified for customs purposes by the Federal Reserve Bank of New York on March 30, 2018. No representation is made that the INR amounts could have been, or could be, converted, realized or settled into US$ at that rate on March 31, 2018, or at any other rate.

(e) Cash and cash equivalents

Cash and cash equivalents include cash on hand, demand deposits with banks, term deposits and all other highly liquid investments purchased with an original maturity of three months or less at the date of acquisition and that are readily convertible to cash. The Company has classified term deposits totaling INR 846,394 and INR 6,714,665 (US$ 103,128) at March 31, 2017 and 2018, respectively, as cash and cash equivalents, because the Company has the ability to redeem these deposits at any time subject to an immaterial interest rate forfeiture. All term deposits are readily convertible into known amount of cash with no more than one day’s notice.

(f) Restricted cash

Restricted cash consists of cash balances restricted as to withdrawal or usage and relates to cash used to collateralize bank letters of credit supporting the purchase of equipment for solar power plants, bank guarantees issued in relation to the construction of the solar power plants within the timelines stipulated in PPAs and for certain debt service reserves required under the Company’s loan agreements. Restricted cash is classified into current and non-current portions based on the term of the deposit and the expiration date of the underlying restriction.

(g) Investments

The Company determines the appropriate classification of investment securities at the time of purchase and re-evaluates such designation at each balance sheet date. The investment securities held by the Company during the periods presented in the accompanying consolidated financial statements are classified as available-for-sale (short-term investments), consisting of liquid mutual funds units and held-to-maturity investments (long-term investments), consisting of Notes of Bank of Mauritius.

The Company accounts for its investments in accordance with Financial Accounting Standards Board (“FASB”) ASC Topic 320, Accounting for Certain Investments in Debt and Equity Securities. These investments are considered as available-for-sale and held-to-maturity. Investments classified as available for sale are recorded at fair value, with the unrealized gains or losses, net of tax, reported as a component of accumulated other comprehensive income or loss in the consolidated statement of shareholders’ equity. Realized gains and proceeds from the sale of available-for-sale securities during the year ended March 31, 2017 were INR 72,179 and INR 9,744,735 and during the year ended March 31, 2018 were INR 167,520 (US$ 2,573) and INR 12,499,038 (US$ 191,968), respectively.

Securities that the Company has positive intent and ability to hold until maturity are classified as held-to-maturity securities and stated at amortized cost. As of March 31, 2017, and March 31, 2018, amortized cost of held-to-maturity investments was INR 6,631 and INR 7,041 (US$ 108), respectively. The maturity date of the investment is February 3, 2020.

Realized gains and losses and a decline in value judged to be other than temporary on these investments are included in the consolidated statements of operations. The cost of securities sold or disposed is determined on First In First Out (“FIFO”) method.

(h) Accounts receivable

The Company’s accounts receivables are generated by selling energy to customers and are reported net of any allowance for uncollectible accounts. The allowance for doubtful accounts is based on various factors, including the length of time receivables are past due, significant one-time events, the financial health of customers and historical experience. The allowance for doubtful accounts at March 31, 2017 and 2018 was INR 44,478 and INR 128,559 (US$ 1,974). Accounts receivable serve as collateral for borrowings under the working capital facility, described in Note 5.

(j) Property, plant and equipment

Property, plant and equipment represents the costs of completed and operational solar power plants, as well as the cost of furniture and fixtures, vehicles, office and computer equipment, leasehold improvements, freehold land and construction in progress. Construction in progress represents the accumulated cost of solar power plants that have not been placed into service at the date of the balance sheet. Construction in progress includes the cost of solar modules for which the Company has taken legal title, civil engineering, electrical and other related costs incurred during the construction of a solar power plant. Construction in progress is reclassified to property, plant and equipment when the project begins its commercial operations.

Property, plant and equipment are stated at cost, less accumulated depreciation and impairment losses. Depreciation is calculated using the straight-line method over the assets’ estimated useful lives as follows:

Plant and machinery (solar power plants)	25 years
Furniture and fixtures	5 years
Vehicles	5 years
Office equipment	5 years
Computers	3 years

Leasehold improvements to office facilities are depreciated over the shorter of the lease period or the estimated useful life of the improvement. Lease hold improvements on the solar power plant sites are depreciated over the shorter of the lease term or the remaining period of the PPAs undertaken with the respective customer. Freehold land is not depreciated. Construction in progress is not depreciated until it is ready to be put to use.

Improvements to property, plant and equipment deemed to extend the useful economic life of an asset are capitalized. Maintenance and repairs that do not improve efficiency or extend the estimated economic life of an asset are expensed as incurred.

Capitalized interest

Interest incurred on funds borrowed to finance construction of solar power plants is capitalized until the plant is ready for its intended use.

The amount of interest capitalized during the years ended March 31, 2016, 2017 and 2018 was INR 219,166, INR 256,802 and INR 383,884 (US$ 5,896), respectively.

(k) Accounting for impairment of long-lived assets

The Company periodically evaluates whether events have occurred that would require revision of the remaining useful life of property, plant and equipment and improvements, or render their carrying value not recoverable. If such circumstances arise, the Company uses an estimate of the undiscounted value of expected future operating cash flows to determine whether the long-lived assets are impaired. If the aggregate undiscounted cash flows are less than the carrying amount of the assets, the resulting impairment charge to be recorded is calculated based on the excess of the carrying value of the assets over the fair value of such assets, with the fair value determined based on an estimate of discounted future cash flows, appraisals or other valuation techniques. There were no impairment charges related to long-lived assets recognized during the years ended March 31, 2017 and 2018.

(l) Leases and land use rights

Certain of the Company’s leases relate to leasehold land on which the solar power plants are constructed and for office facilities. Leases are reviewed for capital or operating classification at their inception under the guidance of ASC Topic 840 Leases . The expense for leases classified as operating leases is recorded as rent expense on a straight-line basis, over the lease term, beginning with the date the Company has access to the property.

Land use rights represent lease prepayments to the lessor. Land use rights are carried at cost less accumulated amortization. Amortization is provided to write-off the cost of these prepayments on a straight-line basis over the period of the lease or the PPA, whichever is shorter.

The Company did not have any capital leases during any of the periods presented in the accompanying consolidated financial statements.

(m) Asset retirement obligations (ARO)

Upon the expiration of a PPA or, if later, the expiration of the lease agreement for solar power plants located on leasehold land, the Company is required to remove the solar power plant and restore the land. The Company records the fair value of the liability for the legal obligation to retire the asset in the period in which the obligation is incurred, which is generally when the asset is constructed. When a new liability is recognized, the Company capitalizes it by increasing the carrying amount of the related long-lived asset, which resulting ARO asset is depreciated over the remaining useful life of the solar power plant. The liability is accreted and expensed to its present expected future value each period based on a credit adjusted risk free interest rate. Upon settlement of the obligation, the Company eliminates the liability and, based on the actual cost to retire, may incur a gain or loss.

The Company’s asset retirement obligations were INR 242,980 and INR 356,649 (US$ 5,478) as of March 31, 2017 and 2018, respectively. The accretion expense incurred during the years ended March 31, 2016, 2017 and 2018 was INR 6,109, INR 9,329 and INR 18,369 (US$ 282), respectively. There was no settlement of prior liabilities or revisions to the Company’s estimated cash flows as of March 31, 2018.

	2017 (INR)	2018 (INR)	2018 (US$)
Beginning balance	94,301	242,980	3,732
Addition during the year	139,350	95,300	1,464
Liabilities settled during the year	—	—	—
Accretion expense during the year	9,329	18,369	282
Ending balance	242,980	356,649	5,478

(n) Software

The Company capitalizes certain internal software development cost under the provision of ASC Topic 350-40 Internal-Use Software. As of March 31, 2018, the amount capitalized as software includes the cost of software licenses, as well as related implementation costs, which primarily relate to third party consulting fees. Such license and implementation costs are capitalized and amortized over their estimated useful lives of three years using the straight-line method. On an ongoing basis, the Company assesses the recoverability of its capitalized software intangible assets. Capitalized software costs determined to be unrecoverable are expensed in the period in which the determination is made. As of March 31, 2018, all capitalized software was considered fully recoverable.

(o) Debt financing costs

Financing costs incurred in connection with obtaining construction and term financing loans are deferred and amortized over the term of the respective loan using the effective interest rate method. Amortization of debt financing costs is capitalized during construction and recorded as interest expense in the consolidated statements of operations, following commencement of commercial operations of the respective solar power plants.

Amortization of debt financing costs for the year ended March 31, 2016, March 31, 2017 and 2018 was INR 52,762, INR 114,085 and INR 747,520 (US$ 11,481), respectively. The amortization of debt financing cost for March 31, 2018 included INR 614,468 (US$ 437) of carrying value written off for the debt refinanced during the year ended March 31, 2018.

The unamortized debt financing costs as on March 31, 2017 and 2018 was INR 909,131 and INR 827,539 (US$ 12,709). See Note 10.

(p) Income taxes

Income taxes are recorded under the asset and liability method, as prescribed under ASC Topic 740 Income Taxes, whereby deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax base. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

The Company establishes valuation allowances against its deferred tax assets when it is more likely than not that all or a portion of a deferred tax asset will not be realized.

The computation of tax liabilities involves dealing with uncertainties in the application of complex tax regulations. The Company applies a two-step approach to recognize and measure uncertainty in income taxes in accordance with FASB Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes — an interpretation of ASC Topic 740. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement through March 31, 2018, the Company does not have any unrecognized tax benefits nor has it recognized any interest or penalties.

In October 2016, the FASB issued ASU No. 2016-16, Intra-Entity Transfers of Assets Other Than Inventory, to require the recognition of the income tax effects from an intra-entity transfer of an asset other than inventory. The ASU is effective for interim and annual periods beginning after December 15, 2017, with early adoption permitted. The Company early adopted the ASU beginning April 1, 2017 resulting in the recognition of deferred tax assets for the income taxes paid on the intra entity transfer of assets to the extent these are expected to be realized by the subsidiary, outside of any tax holiday period. Refer note 11 for the impact of early adoption of this ASU.

(q) Employee benefits

Defined contribution plan

Eligible employees of the Company in India receive benefits from the Provident Fund, administered by the Government of India, which is a defined contribution plan. Both the employees and the Company make monthly contributions to the Provident Fund equal to a specified percentage of the eligible employees’ salary.

The Company has no further funding obligation under the Provident Fund, beyond the contributions elected or required to be made thereunder. Contributions to the Provident Fund by the Company are charged to expense in the period in which services are rendered by the covered employees and amounted to INR 10,350, INR 15,734 and INR 26,201(US$ 402) for the years ended March 31, 2016, 2017 and 2018, respectively.

Defined benefit plan

Employees in India are entitled to benefits under the Gratuity Act, a defined benefit post-employment plan covering eligible employees of the Company. This plan provides for a lump-sum payment to eligible employees at retirement, death, and incapacitation or on termination of employment, of an amount based on the respective employee’s salary and tenure of employment. As of March 31, 2018, this plan is unfunded.

Current service costs for defined benefit plans are accrued in the period to which they relate. In accordance with ASC Topic 715, Compensation Retirement Benefit, the liability in respect of defined benefit plans is calculated annually by the Company using the projected unit credit method and amounted to INR 11,077 and INR 23,145 (US$ 355) as of March 31, 2017 and 2018, respectively. Prior service cost, if any, resulting from an amendment to a plan is recognized and amortized over the remaining period of service of the covered employees. Interest costs for the period ended March 31, 2017 and 2018 were not significant.

Compensated absences

The Company recognizes its liabilities for compensated absences in accordance with ASC Topic 710, Compensation-General. The Company accrues the liability for its employee rights to compensated absence in the year in which it is earned.

(r) Revenue recognition

Revenue from sale of power is recognized when persuasive evidence of an arrangement exists, the fee is fixed or determinable, solar energy kilowatts are supplied and collectability is reasonably assured. Revenue is based on the solar energy kilowatts actually supplied to customers multiplied by the rate per kilo-watt hour agreed to in the respective PPAs. The solar energy kilowatts supplied by the Company are validated by the customer prior to billing.

Where PPAs include scheduled price changes, revenue is recognized at lower of the amount billed or by applying the average rate to the energy output estimated over the term of the PPA. The determination of the lesser amount is undertaken annually based on the cumulative amount that would have been recognized had each method been consistently applied from the beginning of the contract term. The Company estimates the total kilowatt hour units expected to be generated over the entire term of the PPA. The contractual rates are applied to this annual estimate to determine the total estimated revenue over the term of the PPA. The Company then uses the total estimated revenue and the total estimated kilo-watt hours to compute the average rate used to record revenue on the actual energy output supplied. The Company compares the actual energy supplied to the estimate of the energy expected to be generated over the remaining term of the PPA on a periodic basis, but at least annually. Based on this evaluation, the Company reassesses the energy output estimated over the remaining term of the PPA and adjusts the revenue recognized and deferred to date. Through March 31, 2017, the adjustments have not been significant. The difference between actual billing and revenue recognized is recorded as deferred revenue.

For the years ended March 31, 2016, 2017 and 2018, the amount of revenue recognized under the PPA’s with scheduled price changes is INR 168,552, INR 161,760 and INR 156,220 (US$ 2,400), respectively.

Revenue from sale of power is recorded net of discounts. Through March 31, 2018, discounts have not been significant.

The Company records the proceeds received from Viability Gap Funding (VGF) on fulfillment of the underlying conditions as deferred revenue. Such deferred VGF revenue is recognized as sale of power in proportion to the actual sale of solar energy kilowatts during the period to the total estimated sale of solar energy kilowatts during the tenure of the applicable power purchase agreement pursuant to the revenue recognition policy.

(s) Cost of operations (exclusive of depreciation and amortization)

The Company’s cost of operations consists of expenses pertaining to operations and maintenance of its solar power plants. These expenses include payroll and related costs for maintenance staff, plant maintenance, insurance, and lease costs.

Depreciation expense is not included in cost of operations but is included within “Depreciation and amortization expense”, shown separately in the consolidated statements of operations.

(t) General and administrative expenses

General and administrative expenses include payroll and related costs for corporate, finance and other support staff, including bonus and share based compensation expense, professional fees and other corporate expenses.

(u) Share based compensation

The Company follows guidance under ASC Topic 718, Compensation — Stock Compensation, which requires compensation costs related to share-based transactions, including employee share options, to be recognized in the financial statements based on their fair value. The Company recognizes compensation expense for equity share options net of estimated forfeitures. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Share-based compensation is included in general and administrative expenses and recognized in the consolidated statements of operations based on awards ultimately expected to vest.

The Company has elected to use the Black-Scholes-Merton valuation model to determine the fair value of share-based awards on the date of grant for employee share options with a fixed exercise price and fixed service-based vesting.

The Company has elected to use the Lattice valuation model to determine the fair value of share-based awards on the date of grant for employee share options with a market condition.

Refer to note 19 for details on the Share based compensation.

(v) Contingencies

Liabilities for loss contingencies arising from claims, tax assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment and/or remediation can be reasonably estimated. Legal costs incurred with respect to these items are expensed as incurred.

(w) Fair value of financial instruments

ASC Topic 820, Fair Value Measurements and Disclosures , defines fair value as the price at which an asset could be exchanged or a liability transferred in an orderly transaction between knowledgeable, willing parties in the principal or most advantageous market for the asset or liability. Where available, fair value is based on observable market prices or derived from such prices. Where observable prices or inputs are not available, valuation models are applied. These valuation techniques involve some level of management estimation and judgment, the degree of which is dependent on the price transparency for the instruments or market and the instruments’ complexity.

(x) Derivatives and Hedging

In the normal course of business, the Company uses derivative instruments for the purpose of mitigating the exposure from foreign currency fluctuation risks associated with forecasted transactions denominated in certain foreign currencies and to minimize earnings and cash flow volatility associated with changes in foreign currency exchange rates, and not for speculative trading purposes. These derivative contracts are purchased within the Company’s policy and are with counterparties that are highly rated financial institutions.

Derivative instruments are recorded on the consolidated balance sheets at fair value. In 2017, FASB issued ASU 2017-12, Targeted improvements to accounting for Hedging activities, to simplify the application of current hedge accounting guidance. The ASU is effective for interim and annual periods beginning after December 15, 2018, with early adoption permitted. The Company early adopted the guidance and designated certain derivative contracts entered during the period as cash flow hedges. The early adoption had no impact on prior periods. The Company classifies the derivative contracts as cash flow hedge and undesignated contracts.

Contracts designated as Cash Flow Hedge

Cash flow hedge accounting is followed for derivative instruments to mitigate the exchange rate risk on foreign currency denominated debt instruments. Changes in fair value of derivative contracts designated as cash flow hedges are recorded in accumulated other comprehensive income/(loss), net of tax, until the hedge transactions occurs. The Company evaluates hedge effectiveness of cash flow hedges at the time a contract is entered into as well as on an ongoing basis. The ineffective portion of cash flow hedge is recorded in Other Comprehensive Income and charged as expense over the period of the contract. The cost of effective portion of cash flow hedges is expensed over the period of the contract.

Undesignated contracts

Changes in fair value of undesignated derivative contracts are reported directly in earnings along with the corresponding transaction gains and losses on the items being economically hedged. The Company enters into foreign exchange currency contracts to mitigate and manage the risk of changes in foreign exchange rates. These foreign exchange derivative contracts were entered into to hedge the fluctuations in foreign exchange rates for recognized balance sheet items such as the Company’s U.S. dollar denominated borrowings. The Company has not designated the derivative contracts as hedges for accounting purposes. Realized gains (losses) and changes in the fair value of these foreign exchange derivative contracts are recorded in foreign exchange gains (losses), net in the consolidated statements of operations. These derivatives are not held for speculative or trading purposes.

(y) Segment information

Operating segments are defined as components of a company about which separate financial information is available that is evaluated regularly by the chief operating decision maker, or decision making group, in deciding how to allocate resources and in assessing performance. The Company’s chief executive officer is the chief operating decision maker. Based on the financial information presented to and reviewed by the chief operating decision maker in deciding how to allocate the resources and in assessing the performance of the Company, the Company has determined that it has a single operating and reporting segment: Sale of power. The Company’s principal operations, revenue and decision-making functions are located in India.

(z) Non-controlling interest

The non-controlling interest recorded in the consolidated financial statements relates to (i) a 3.03% ownership interest in a subsidiary, a 10MW Gujarat power plant, not held by the Company, (ii) a 48.37% ownership interest in a subsidiary, a 150MW Punjab power plant, not held by the Company, (iii) a 49.00% ownership interest in a subsidiary, a 50MW Uttar Pradesh power plant, not held by the Company and (iv) a 0.01% ownership interest in Azure Power India Private Limited (“AZI”) not held by the Company.

As of March 31, 2018, the Company recorded a non-controlling interest amounting to INR 1,157,912 (US$ 17,784) including INR 201,547 (US$ 3,095) of net loss for the year ended March 31, 2018. As of March 31, 2017, the Company recorded a non-controlling interest amounting to INR 1,304,729 including INR 18,924 of net loss for the year. As of March 31, 2016, the Company recorded a non-controlling interest amounting to INR 330, including a loss of INR 4,651 for the year.

(aa) Redeemable non-controlling interest

At March 31, 2017, the Company did not own 29% of the 50MW Andhra Pradesh power plant and recorded this non-controlling interest as redeemable equity under ASC 480-10-S99-3A and classified it as “mezzanine” equity in the Company’s consolidated balance sheet. During the year ended March 31, 2018, the Company bought the equity interest held by the investor in the subsidiary for consideration of INR 397,312 (US$ 6,102). The Company has adjusted the carrying amount of the redeemable non-controlling interest to the redemption value on the date of transaction and upon completion of the transaction, the Company owns 100% of the power plant.

bb) Recent accounting pronouncements

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers (Topic 606).” This guidance supersedes current guidance on revenue recognition in Topic 605, ‘‘Revenue Recognition.” In addition, there are disclosure requirements related to the nature, amount, timing, and uncertainty of revenue recognition. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, an entity is required to follow five steps which comprises of (a) identifying the contract(s) with a customer; (b) identifying the performance obligations in the contract; (c) determining the transaction price; (d) allocating the transaction price to the performance obligations in the contract and (e) recognizing revenue when (or as) the entity satisfies a performance obligation.

The new revenue standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017 (April 1, 2018 for the Company). The Company has the option of adopting the new revenue standard using either one of two methods: (i) retrospectively to each prior reporting period presented with the option to elect certain practical expedients as defined within ASU No. 2014-09; or (ii) retrospectively with the cumulative effect of initially applying ASU No. 2014-09 recognized at the date of initial application and providing certain additional disclosures as defined per ASU No. 2014-09. The Company plans to adopt this ASU using the modified retrospective method with a cumulative adjustment to retained earnings as of April 1, 2018. The Company has completed its assessment of the accounting for this standard and continues to assess the expanded disclosure requirements that will apply after the standard’s adoption. Adoption of the standard will not have a material effect on our results of operations, cash flows or financial condition.

In February 2016, the FASB issued ASU 2016-02 (“ASU 2016-02”), Leases. ASU 2016-02 specifies the accounting for leases. For leases that were formerly classified as operating, ASU 2016-02 requires a lessee to recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in its balance sheet. The standard also requires a lessee to recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, on a generally straight-line basis with certain practical expedients per ASU 2018-01. The ASU 2016-02 is effective for public companies for annual reporting periods beginning after December 15, 2018 (April 1, 2019 for the Company), including interim periods within those fiscal years using the modified retrospective method, with a cumulative adjustment to retained earnings as of April 1, 2019. The Company shall adopt the ASU starting April 1, 2019 and is currently evaluating this guidance and the impact it may have on the Company’s consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13 (“ASU 2016-13”), Measurement of credit losses on financial instruments. The ASU 2016-13 replaces the current incurred loss impairment methodology with a current expected credit losses model. The amendment applies to entities which hold financial assets and net investment in leases that are not accounted for at fair value through net income as well as loans, debt securities, trade receivables, net investments in leases, off-balance sheet credit exposures, reinsurance receivables and any other financial assets not excluded from the scope that have the contractual right to receive cash. This ASU 2016-13 is effective for annual reporting periods, and interim periods within those years, beginning after December 15, 2019 (April 1, 2020 for the Company), with early adoption permitted. Adoption of this ASU 2016-13 is applied using a modified retrospective approach, with certain aspects requiring a prospective approach. The Company is currently evaluating this guidance and the impact it may have on the Company’s consolidated financial statements.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows — Classification of Certain Cash Receipts and Cash Payments, which clarifies the presentation and classification of certain cash receipts and cash payments in the statement of cash flows. The amendments are an improvement to U.S. GAAP because they provide guidance for each of the eight issues, thereby reducing the current and potential future diversity in practice. This guidance is effective for financial statements issued for fiscal years beginning after December 15, 2017 (April 1, 2018 for the Company), and interim periods within those fiscal years and should be applied using a retrospective transition method to each period presented. The Company does not expect this standard to have a material impact on its consolidated financial statements.

In November 2016, the FASB issued ASU No. 2016-18, Statement of cash flows — Restricted cash. The amendments apply to all entities that have restricted cash or restricted cash equivalents and are required to present a statement of cash flows under Topic 230. The amendments in this update require that a statement of cash flows should explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. The amendments are effective for fiscal years beginning after December 31, 2017 (April 1, 2018 for the Company) and interim periods within those annual periods. The Company does not expect the adoption of this ASU to have any effect on its financial position or results of operations.

In January 2017, the FASB issued ASU No. 2017-01, Business Combinations — Clarifying the Definition of a Business, which clarifies the definition of a business and assists entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. Under this guidance, when substantially all the fair value of gross assets acquired is concentrated in a single asset (or group of similar assets), the assets acquired would not represent a business. In addition, to be considered a business, an acquisition would have to include at a minimum an input and a substantive process that together significantly contribute to the ability to create an output. The amended guidance also narrows the definition of outputs by more closely aligning it with how outputs are described in FASB guidance for revenue recognition. This guidance is effective for interim and annual periods beginning after December 15, 2017 (April 1, 2018 for the Company). The Company does not expect the adoption of this ASU to have any effect on its financial position or results of operations.

In May 2017, the FASB issued ASU 2017-09, Compensation — Stock Compensation, Scope of Modification Accounting, which requires entities to apply modification accounting guidance when there are changes in the terms or conditions of a share-based payment award unless all of the following conditions are met: (i) the fair value of the modified award is the same as the fair value of the original award immediately before modification, (ii) the vesting conditions of the modified award are the same as the original award immediately before modification, and (iii) the classification of the modified award is the same as the original award immediately before modification. This guidance is effective for interim and annual periods beginning after December 15, 2017 (April 1, 2018 for the Company), with early adoption permitted. The Company does not expect the adoption of this ASU to have any effect on its financial position or results of operations.

During March 2018, the FASB issued ASU No. 2018-05, Income Taxes — Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 118, which clarifies that certain assessment of the income tax effects of The Tax Cuts and Jobs Act (“TCJA”), will be incomplete by the time the financial statements are issued and the entity must not adjust the current or deferred taxes for those tax effects of the act until a reasonable estimate can be determined. Further, the entity shall remeasure the deferred tax asset and liability and disclose the effects of the TCJA in the earliest reporting period reasonably possible. The Company does not have any significant operations in U.S. and TCJA does not have any significant impact on the consolidated financials.

Other recent accounting pronouncements issued by the FASB (including its Emerging Issues Task Force) and the United States Securities and Exchange Commission did not or are not believed by management to have a material impact on the Company’s present or future financial statements.

3. Cash and cash equivalents

Cash and cash equivalents consist of the following:

	As of March 31,
	2017 (INR)	2018 (INR)	2018 (US$)
Bank demand deposits	4,614,158	1,631,861	25,063
Term deposits	846,394	6,714,665	103,128
Cash on hand	118	—	—

Total	5,460,670	8,346,526	128,191

4. Restricted cash

Restricted cash consists of the following:

	As of March 31,
	2017 (INR)	2018 (INR)	2018 (US$)
Restricted cash consists of the following:
Bank demand deposits	3,629,037	2,406,569	36,962
Term deposits-Restricted Cash	1,383,414	329,926	5,067

	5,012,451	2,736,495	42,029
Restricted cash — current	3,629,037	2,406,569	36,962

Restricted cash — non-current balance	1,383,414	329,926	5,067

The decrease in the restricted cash balance from March 31, 2017 to March 31, 2018 is on account of repayment of loans requiring margin money maintained with lenders using the proceeds from the Solar Green Bond.

5. Accounts receivable

Accounts receivable, net consists of the following:

	As of March 31,
	2017 (INR)	2018 (INR)	2018 (US$)
Accounts receivable	1,183,083	2,352,014	36,124
Less: Allowance for doubtful accounts	(44,478)	(128,559)	(1,974)

Total	1,138,605	2,223,455	34,149

Activity for the allowance for doubtful accounts receivable is as follows:

	As of March 31,
	2017 (INR)	2018 (INR)	2018 (US$)
Balance at the beginning of the year	44,478	44,478	683
Provision for doubtful accounts	—	84,081	1,291

Balance at the end of the year	44,478	128,559	1,974

6. Prepaid expenses and other current assets

Prepaid expenses and other current assets consist of the following:

	As of March 31,
	2017 (INR)	2018 (INR)	2018 (US$)
Prepaid income taxes	156,728	—	—
Derivative instruments	63,818	48,837	750
Interest receivable on term deposits	63,352	251,273	3,859
Other	212,039	814,372	12,508

Total	495,937	1,114,482	17,117

7. Property, plant and equipment, net

Property, plant and equipment, net consist of the following:

			As of March 31,
	Estimated Useful Life (in years)	March 31, 2017 (INR)	2018 (INR)	2018 (US$)
Plant and machinery (solar power plants)	25	35,664,766	47,978,808	736,888
Furniture and fixtures	5	6,043	8,648	133
Vehicles	5	13,177	46,815	719
Office equipment	5	15,926	18,789	289
Computers	3	29,827	51,238	787
Leasehold improvements — solar power plant	25	2,434,449	3,192,794	49,037
Leasehold improvements — office	1-3	19,010	109,940	1,689

		38,183,198	51,407,031	789,541
Less: Accumulated depreciation		2,484,595	4,346,546	66,757

		35,698,603	47,060,485	722,784
Freehold land		1,421,912	2,176,920	33,434
Construction in progress		3,822,093	7,343,295	112,783

Total		40,942,608	56,580,700	869,002

Depreciation expense on property, plant and equipment was INR 679,698, INR 1,036,029 and INR 1,861,951 (US$ 28,597) for the years ended March 31, 2016, 2017 and 2018, respectively.

The Company has received government grants for the construction of rooftop projects amounting to INR 16,900, INR Nil and INR 50,378 (US$ 774) for the years ended March 31, 2016, 2017 and 2018, respectively. The proceeds from these grants have been recorded as a reduction to the carrying value of the related rooftop projects.